Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	1,200	$91,248
FedEx Corp.	600	84,132
		175,380
Automobiles - 4.4%
NIO, Inc. - ADR (n)	6,500	50,180
Tesla, Inc. (n)	2,400	2,591,544
		2,641,724
Beverages - 0.2%
Monster Beverage Corp. (n)	600	41,592
PepsiCo, Inc.	400	52,904
		94,496
Biotechnology - 2.1%
AbbVie, Inc.	846	83,060
Alnylam Pharmaceuticals, Inc. (n)	400	59,244
Biogen, Inc. (n)	50	13,378
BioMarin Pharmaceutical, Inc. (n)	300	37,002
Cleveland BioLabs, Inc. (n)	500	1,285
CRISPR Therapeutics AG (n)	600	44,094
Gilead Sciences, Inc.	500	38,470
Inovio Pharmaceuticals, Inc. (n)	2,200	59,290
Intercept Pharmaceuticals, Inc. (n)	400	19,164
Ionis Pharmaceuticals, Inc. (n)	500	29,480
Moderna, Inc. (n)	2,000	128,420
Neurocrine Biosciences, Inc. (n)	500	61,000
PTC Therapeutics, Inc. (n)	600	30,444
Regeneron Pharmaceuticals, Inc. (n)	300	187,095
Sarepta Therapeutics, Inc. (n)	1,800	288,612
Seattle Genetics, Inc. (n)	300	50,976
United Therapeutics Corp. (n)	700	84,700
Vaxart, Inc. (n)	700	6,195
Vir Biotechnology, Inc. (n)	1,300	53,261
		1,275,170
Capital Markets - 0.5%
Ameriprise Financial, Inc.	300	45,012
Moody's Corp.	200	54,946
T. Rowe Price Group, Inc.	400	49,400
The Blackstone Group, Inc., Class A	1,600	90,656
The Goldman Sachs Group, Inc.	300	59,286
		299,300
Chemicals - 0.1%
International Flavors & Fragrances, Inc.	400	48,984

Commercial Services & Supplies - 0.6%
Copart, Inc. (n)	2,800	233,156
Healthcare Services Group, Inc.	700	17,122
Stericycle, Inc. (n)	900	50,382
Waste Connections, Inc.	600	56,274
		356,934
Communications Equipment - 1.5%
Cisco Systems, Inc.	700	32,648
F5 Networks, Inc. (n)	1,100	153,428
Lumentum Holdings, Inc. (n)	500	40,715
Ubiquiti, Inc.	4,000	698,240
		925,031
Consumer Finance - 0.1%
American Express Company	400	38,080

Diversified Consumer Services - 0.1%
Chegg, Inc. (n)	800	53,808

Electrical Equipment - 0.1%
Plug Power, Inc. (n)	4,000	32,840

Electronic Equipment, Instruments & Components - 0.1%
Tech Data Corp. (n)	400	58,000

Entertainment - 3.0%
Bilibili, Inc. - ADR (n)	3,400	157,488
NetEase, Inc. - ADR	300	128,814
Netflix, Inc. (n)	2,550	1,160,352
Spotify Technology SA (n)	400	103,276
Take-Two Interactive Software, Inc. (n)	300	41,871
Zynga, Inc., Class A (n)	19,300	184,122
		1,775,923
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	6,800	2,061,828
Walmart, Inc.	2,000	239,560
		2,301,388
Food Products - 0.1%
Beyond Meat, Inc. (n)	600	80,388

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	500	45,715
Align Technology, Inc. (n)	200	54,888
Boston Scientific Corp. (n)	1,200	42,132
DexCom, Inc. (n)	400	162,160
Edwards Lifesciences Corp. (n)	3,800	262,618
Hologic, Inc. (n)	2,400	136,800
IDEXX Laboratories, Inc. (n)	150	49,524
Insulet Corp. (n)	400	77,704
Intuitive Surgical, Inc. (n)	400	227,932
Masimo Corp. (n)	400	91,196
Quidel Corp. (n)	300	67,122
ResMed, Inc.	600	115,200
SmileDirectClub, Inc. (n)	2,500	19,750
Tandem Diabetes Care, Inc. (n)	500	49,460
		1,402,201
Health Care Providers & Services - 0.6%
Amedisys, Inc. (n)	200	39,708
Encompass Health Corp.	600	37,158
Laboratory Corp. of America Holdings (n)	900	149,499
UnitedHealth Group, Inc.	400	117,980
Universal Health Services, Inc., Class B (n)	500	46,445
		390,790
Health Care Technology - 0.5%
Livongo Health, Inc. (n)	2,700	203,013
Teladoc Health, Inc. (n)	200	38,168
Veeva Systems, Inc., Class A (n)	200	46,884
		288,065
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (n)	500	526,180
Dine Brands Global, Inc. (n)	900	37,890
Domino's Pizza, Inc.	150	55,416
DraftKings, Inc., Class A (n)	1,400	46,564
Dunkin' Brands Group, Inc. (n)	600	39,138
Jack in the Box, Inc. (n)	600	44,454
Marriott International, Inc., Class A	600	51,438
Restaurant Brands International, Inc.	800	43,704
Starbucks Corp.	700	51,513
Wingstop, Inc.	300	41,691
		937,988
Household Durables - 0.2%
iRobot Corp. (n)	800	67,120
Sonos, Inc. (n)	900	13,167
Sony Corp. - ADR	700	48,391
		128,678
Household Products - 0.3%
Colgate-Palmolive Company	600	43,956
The Clorox Company	300	65,811
The Procter & Gamble Company	400	47,828
		157,595
Insurance - 0.1%
Willis Towers Watson PLC	300	59,085

Interactive Media & Services - 8.4%
58.com, Inc. - ADR (n)	300	16,182
Alphabet, Inc., Class A (n)	1,500	2,127,075
Alphabet, Inc., Class C (n)	850	1,201,569
Baidu, Inc. - ADR (n)	900	107,901
Facebook, Inc., Class A (n)	4,500	1,021,815
IAC/interactivecorp (n)	150	48,510
JOYY, Inc. - ADR (n)	700	61,985
Match Group, Inc. (n)	500	53,525
Snap, Inc., Class A (n)	1,700	39,933
Tencent Holdings Ltd. - ADR	2,100	134,400
Yandex N.V., Class A (n)	3,000	150,060
Zillow Group, Inc., Class C (n)	2,000	115,220
		5,078,175
Internet & Direct Marketing Retail - 13.4%
Alibaba Group Holding Ltd. - ADR (n)	3,200	690,240
Amazon.com, Inc. (n)	2,250	6,207,345
Booking Holdings, Inc. (n)	200	318,468
eBay, Inc.	2,000	104,900
Etsy, Inc. (n)	1,900	201,837
Expedia Group, Inc. (n)	3,105	255,231
JD.com, Inc. - ADR (n)	2,300	138,414
Pinduoduo, Inc. - ADR (n)	500	42,920
Trip.com Group Ltd. - ADR (n)	900	23,328
Wayfair, Inc., Class A (n)	300	59,283
		8,041,966
IT Services - 6.9%
Accenture PLC, Class A	200	42,944
Akamai Technologies, Inc. (n)	1,100	117,799
Automatic Data Processing, Inc.	300	44,667
Cognizant Technology Solutions Corp., Class A	600	34,092
DXC Technology Company (n)	900	14,850
Euronet Worldwide, Inc. (n)	300	28,746
Fastly, Inc., Class A (n)	1,300	110,669
Fidelity National Information Services, Inc.	2,693	361,104
Fiserv, Inc. (n)	2,609	254,691
Gartner, Inc. (n)	700	84,931
Global Payments, Inc.	567	96,174
Infosys Ltd. - ADR	2,000	19,320
Jack Henry & Associates, Inc.	500	92,015
Mastercard, Inc., Class A	1,600	473,120
Okta, Inc. (n)	500	100,115
Paychex, Inc.	3,200	242,400
PayPal Holdings, Inc. (n)	1,700	296,191
Shopify, Inc., Class A (n)	200	189,840
Square, Inc., Class A (n)	3,900	409,266
Twilio, Inc., Class A (n)	1,300	285,246
VeriSign, Inc. (n)	600	124,098
Visa, Inc., Class A	3,200	618,144
Wix.com Ltd. (n)	400	102,488
		4,142,910
Leisure Products - 0.2%
Peloton Interactive, Inc., Class A (n)	1,900	109,763

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	500	44,185
ICON PLC (n)	600	101,076
Thermo Fisher Scientific, Inc.	350	126,819
		272,080
Machinery - 0.4%
IDEX Corp.	300	47,412
Nikola Corp. (n)	500	33,765
The Middleby Corp. (n)	400	31,576
The Toro Company	2,100	139,314
		252,067
Media - 0.2%
Sirius XM Holdings, Inc.	21,000	123,270

Metals & Mining - 0.1%
Newmont Corp.	700	43,218

Multiline Retail - 1.4%
Dollar General Corp.	800	152,408
Dollar Tree, Inc. (n)	500	46,340
Ollie's Bargain Outlet Holdings, Inc. (n)	300	29,295
Target Corp.	5,300	635,629
		863,672
Oil, Gas & Consumable Fuels - 0.0%
ONEOK, Inc.	600	19,932

Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	200	37,736

Pharmaceuticals - 0.9%
AstraZeneca PLC - ADR	800	42,312
Bristol-Myers Squibb Company	1,600	94,080
Horizon Therapeutics PLC (n)	1,700	94,486
Jazz Pharmaceuticals PLC (n)	300	33,102
Mylan N.V. (n)	900	14,472
Novartis AG - ADR	500	43,670
Novo Nordisk A/S - ADR	1,500	98,220
Perrigo Company PLC	600	33,162
Sanofi - ADR	800	40,840
Zoetis, Inc.	300	41,112
		535,456
Professional Services - 1.3%
Equifax, Inc.	500	85,940
Verisk Analytics, Inc.	4,100	697,820
		783,760
Real Estate Management & Development - 0.1%
Redfin Corp. (n)	1,100	46,101

Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	600	73,584
ASML Holding N.V.	300	110,409
Broadcom, Inc.	400	126,244
Entegris, Inc.	1,100	64,955
KLA Corp.	700	136,136
Lam Research Corp.	150	48,519
Lattice Semiconductor Corp. (n)	2,200	62,458
Marvell Technology Group Ltd.	7,700	269,962
Maxim Integrated Products, Inc.	900	54,549
Microchip Technology, Inc.	1,400	147,434
Micron Technology, Inc. (n)	800	41,216
Monolithic Power Systems, Inc.	200	47,400
NVIDIA Corp.	4,500	1,709,595
NXP Semiconductors N.V.	2,300	262,292
QUALCOMM, Inc.	8,700	793,527
Skyworks Solutions, Inc.	1,700	217,362
Teradyne, Inc.	1,100	92,961
Texas Instruments, Inc.	400	50,788
Universal Display Corp.	300	44,886
		4,354,277
Software - 19.2%
Adobe, Inc. (n)	750	326,482
ANSYS, Inc. (n)	500	145,865
Aspen Technology, Inc. (n)	700	72,527
Atlassian Corp. PLC, Class A (n)	400	72,108
Autodesk, Inc. (n)	700	167,433
Box, Inc., Class A (n)	800	16,608
Cadence Design Systems, Inc. (n)	2,600	249,496
Check Point Software Technologies Ltd. (n)	700	75,201
Citrix Systems, Inc.	300	44,373
Cloudera, Inc. (n)	4,000	50,880
Cloudflare, Inc., Class A (n)	4,800	172,560
Coupa Software, Inc. (n)	1,200	332,448
Crowdstrike Holdings, Inc., Class A (n)	1,900	190,551
CyberArk Software Ltd. (n)	1,600	158,832
Datadog, Inc., Class A (n)	2,200	191,290
DocuSign, Inc. (n)	3,400	585,514
Everbridge, Inc. (n)	500	69,180
FireEye, Inc. (n)	2,400	29,220
Five9, Inc. (n)	500	55,335
Fortinet, Inc. (n)	400	54,908
Guidewire Software, Inc. (n)	400	44,340
Intuit, Inc.	900	266,571
Microsoft Corp.	11,400	2,320,014
MicroStrategy, Inc., Class A (n)	300	35,487
Nuance Communications, Inc. (n)	1,900	48,079
Nutanix, Inc. - Class A (n)	900	21,335
Palo Alto Networks, Inc. (n)	1,500	344,505
Paycom Software, Inc. (n)	400	123,892
Paylocity Holding Corp. (n)	500	72,945
Pegasystems, Inc.	300	30,351
Proofpoint, Inc. (n)	500	55,560
PTC, Inc. (n)	600	46,674
RingCentral, Inc., Class A (n)	250	71,253
Salesforce.com, Inc. (n)	13,900	2,603,887
SAP SE - ADR	400	56,000
ServiceNow, Inc. (n)	400	162,024
Slack Technologies, Inc., Class A (n)	4,800	149,232
Splunk, Inc. (n)	800	158,960
Synopsys, Inc. (n)	500	97,500
The Trade Desk, Inc., Class A (n)	200	81,300
VMware, Inc., Class A (n)	7,300	1,130,478
Workday, Inc., Class A (n)	400	74,944
Zendesk, Inc. (n)	500	44,265
Zoom Video Communications, Inc., Class A (n)	1,500	380,310
Zscaler, Inc. (n)	900	98,550
		11,579,267
Specialty Retail - 6.4%
AutoZone, Inc. (n)	250	282,030
Bed Bath & Beyond, Inc. (n)	9,100	96,460
Best Buy Company, Inc.	7,000	610,890
Lowe's Companies, Inc.	7,700	1,040,424
RH (n)	1,000	248,900
The Home Depot, Inc.	5,400	1,352,754
The TJX Companies, Inc.	1,100	55,616
Tractor Supply Company	1,200	158,148
		3,845,222
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	13,300	4,851,840
Dell Technologies, Inc., Class C (n)	800	43,952
		4,895,792
Textiles, Apparel & Luxury Goods - 1.4%
Lululemon Athletica, Inc. (n)	1,600	499,216
NIKE, Inc., Class B	3,700	362,785
		862,001
Trading Companies & Distributors - 0.7%
Fastenal Company	9,500	406,980

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (n)	700	72,905
TOTAL COMMON STOCKS
(cost $39,944,880)		59,888,398

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Pharmaceuticals - 0.0%
Bristol-Myers Squibb Company (n)	1,600	5,728

Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc. (n)	400	67
TOTAL RIGHTS
(cost $3,488)		5,795
MONEY MARKET FUND - 1.7%
First American Government Obligations Fund, Class X, 0.09% (y)	1,013,891	1,013,891
TOTAL MONEY MARKET FUND
(cost $1,013,891)		1,013,891
TOTAL INVESTMENTS - 101.3%
(cost $40,962,259)		60,908,084
Other assets and liabilities, net - (1.3)%		(755,897)
TOTAL NET ASSETS - 100.0%		$60,152,187

Percentages for the various classifications are based on net assets.
(f) - Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(y) - Rate shown in the 7-day effective yield as of June 30, 2020.
ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and closed-end funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2020, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$59,888,398
Rights	5,795
Money Market Fund	1,013,891
Total Level 1	60,908,084
Level 2 - None	-
Level 3 - Rights	0
Total	$60,908,084
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.